INTANGIBLES ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLES ASSETS	INTANGIBLE ASSETS

In millions	Goodwill	Trademarks	Customer relationship	Other intangibles	Intangible advances paid and development in progress	Total
Initial cost at January 1, 2025	$2,304.4	$2,297.4	$270.3	$462.4	$52.4	$5,386.9
Business combinations	23.6	—	19.1	5.3	—	48.0
Additions	2.5	—	—	12.0	36.9	51.4
Disposals	—	—	—	(10.4)	—	(10.4)
Transfers	—	—	—	17.9	(17.9)	—
Other	45.1	—	—	—	—	45.1
Translation differences	136.4	179.7	32.7	(2.9)	6.0	351.9
Balance at December 31, 2025	$2,512.0	$2,477.1	$322.1	$484.3	$77.4	$5,872.9
Accumulated amortization and impairment losses at January 1, 2025	176.7	18.3	132.1	342.0	—	669.1
Amortization during the period	—	—	26.4	70.7	—	97.1
Impairment losses	—	—	—	6.7	—	6.7
Disposals	—	—	—	(9.7)	—	(9.7)
Translation differences	(3.0)	3.0	15.3	(25.9)	—	(10.6)
Balance at December 31, 2025	173.7	21.3	173.8	383.8	—	752.6

Total Balance at December 31, 2025	$2,338.3	$2,455.8	$148.3	$100.5	$77.4	$5,120.3

In millions	Goodwill	Trademarks	Customer relationship	Other intangibles	Intangible advances paid and development in progress	Total
Initial cost at January 1, 2024	$2,457.9	$2,446.8	$287.8	$486.4	$4.1	$5,682.9
Additions	0.8	—	—	6.6	66.3	73.7
Disposal of subsidiary	(0.5)	—	—	(11.4)	—	(11.9)
Disposals	—	—	—	(12.8)	—	(12.8)
Transfers	—	—	—	16.1	(16.1)	—
Translation differences	(153.8)	(149.4)	(17.5)	(22.5)	(1.9)	(345.1)
Balance at December 31, 2024	$2,304.4	$2,297.4	$270.3	$462.4	$52.4	$5,386.9
Accumulated amortization and impairment losses at January 1, 2024	187.9	19.8	115.5	341.1	—	664.3
Amortization during the period	—	—	23.8	37.7	—	61.5
Disposal of subsidiary	—	—	—	(7.6)	—	(7.6)
Disposals	—	—	—	(11.7)	—	(11.7)
Translation differences	(11.2)	(1.5)	(7.2)	(17.5)	—	(37.4)
Balance at December 31, 2024	176.7	18.3	132.1	342.0	—	669.1

Total Balance at December 31, 2024	$2,127.7	$2,279.1	$138.2	$120.4	$52.4	$4,717.8
Other intangibles is primarily comprised of capitalized software.
The Company’s contractual commitments for the acquisition of intangible assets as of December 31, 2025 and December 31, 2024 were $5.7 million and $18.7 million, respectively.